LONG TERM DEBT (Schedule of Component of Term Debt Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Principal	$ 215,000	$ 475,000
Less: Debt issuance costs, net of amortization	(3,486)	(9,820)
Net carrying amount	$ 211,514	$ 465,180